Post-employment Benefits - Summary of Amounts Recognized in Stockholders' Equity - Other Comprehensive Income (Detail) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Remeasurements	[1]	R$ (10)	R$ (590)	R$ (48)
Defined Benefit [member]
Disclosure of defined benefit plans [line items]
At the beginning of the period		(70)	(45)	(75)
Effects on asset ceiling		98	(633)	(103)
Remeasurements		12	608	133
Acquisition Citibank portfolio		(1)
Total Amounts Recognized		39	(70)	(45)
Defined Contribution [Member]
Disclosure of defined benefit plans [line items]
At the beginning of the period		(1,322)	(314)	(221)
Effects on asset ceiling		(386)	(1,244)	(38)
Remeasurements		339	236	(55)
Total Amounts Recognized		(1,369)	(1,322)	(314)
Other Benefits [Member]
Disclosure of defined benefit plans [line items]
At the beginning of the period		(49)	(13)	(8)
Remeasurements		(28)	(36)	(5)
Total Amounts Recognized		(76)	(49)	(13)
Remeasurements of liabilities of post-employment benefits [member]
Disclosure of defined benefit plans [line items]
At the beginning of the period		(1,441)	(372)	(304)
Effects on asset ceiling		(288)	(1,877)	(141)
Remeasurements		323	808	73
Acquisition Citibank portfolio		(1)
Total Amounts Recognized		R$ (1,406)	R$ (1,441)	R$ (372)

[1]	Amounts that will not be subsequently reclassified to income.